DEBT (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Dec. 08, 2023	Jul. 10, 2023	Jan. 11, 2023	Nov. 30, 2022	May 29, 2020	Dec. 31, 2023	Dec. 31, 2022	Oct. 03, 2014
Note Interest Rate					3.75%			8.00%
Line of credit						$ 30,000	$ 30,000	$ 30,000
Loans Received					$ 20,400
Maturity of note					March 2050
Description of Monthly payments					The note requires $100 monthly payments beginning in May 2022 until maturity
Outstanding principal and accrued interest, total						33,021	42,130
Net proceeds from the convertible notes recognized as financing costs						$ 4,724,950	$ 0
Share issued for financing cost						2,740,000
Common stock returnable commitment shares				80,000		80,000
On January 11, 2022 [Member]
Note Interest Rate						10.00%
Warrants to purchase shares						2,700,000
Exercisable price per share						$ 0.25
Additional debt discount						$ 799,128
Warrants revalued, Value						1,958,000
Convertible notes payable						1,485,000
Issuance of debt discount						$ 135,000
Description of short term debt						quarterly interest payments with the principal due at maturity on January 11, 2023
From January 24 2023 to June 6 2023 [Member]
Note Interest Rate						14.00%
Convertible notes payable						$ 2,564,950
Vested warrants, value						4,510,387
Additional discount on debt						2,564,950
Net proceeds from the convertible notes recognized as financing costs						$ 2,406,675
Description of short term debt						The convertible notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuances and are convertible at $3.20 per share of common stock
Description of warrants						the Company issued a total of 5,129,900 warrants to purchase shares of common stock exercisable at $0.85 per share
Additional discount amount on notes						$ 508,607
Derivative liability values vested						$ 1,160,925
June 30 2023 [Member]
Note Interest Rate						14.00%
Convertible notes payable						$ 910,000
Description of short term debt						The convertible notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuance and are convertible at $3.20 per share of common stock
Description of warrants						the Company issued a total of 1,820,000 warrants exercisable at $0.85 per share which expire two years from issuance
From June 30, 2023 to December 18, 2023 [Member]
Note Interest Rate						14.00%
Convertible notes payable						$ 2,160,000
Additional discount on debt						$ 1,396,427
Description of short term debt						The convertible notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuance and are convertible at $3.20 per share of common stock
Description of warrants						the Company issued a total of 4,320,000 warrants exercisable at $0.85 per share which expire two years from issuance
Fair value of warrants						$ 4,308,264
Warrants issued						4,320,000
From July 29, 2022 to September 29, 2022 [Member]
Note Interest Rate						10.00%
Convertible notes payable						$ 580,000
Vested warrants, value						842,000
Additional discount on debt						$ 343,250
Description of warrants						the Company issued a total of 580,000 warrants exercisable at $1.00 per share
From November 9, 2022 to November 15, 2022 [Member]
Note Interest Rate						10.00%
Convertible notes payable						$ 125,000
Vested warrants, value						163,091
Additional discount on debt						$ 125,000
Description of warrants						the Company issued a total of 125,000 warrants exercisable at $1.00 per share
November 7, 2022 and December 21, 2022 [Member]
Note Interest Rate						7.00%
Convertible notes payable						$ 440,000
Issuance of debt discount						$ 400,000
Description of warrants						300,000 warrants exercisable at $1.00 per share (Note 5). The warrants were fully vested at issuance and expire from November 7, 2024 to December 21, 2024
Fair value of warrants						$ 343,909
Cash proceeds						400,000
Guaranteed interest on principal balance						$ 15,400
Share issued for financing cost						23,706
Share issued for financing cost, value						$ 30,256
Derivative liability issuance						355,860
Monthly payments						23,540
Derivative liability						$ 699,769
Common stock returnable commitment shares						160,000
Additional discount on debt						$ 40,000
Financing costs						299,769
P C Ventures [Member]
Warrants to purchase shares	2,700,000	2,700,000	3,127,858
Exercisable price per share	$ 0.25	$ 0.25	$ 0.85
Accrued and unpaid interest			$ 78,929
Additional debt discount			$ 1,563,929
Outstanding principal balance	$ 1,563,929	$ 1,563,929
Interest rate			14.00%
Warrants vested, value			$ 3,309,045
Warrants revalued, Value	3,762,987	1,825,800
Additional discount on debt						1,563,929
Net proceeds from the notes recognized as financing costs						$ 1,745,116
Discount on the note	$ 1,104,775	$ 842,375
CEO Member | From January 24 2023 to June 6 2023 [Member]
Note Interest Rate						14.00%
Convertible notes payable						$ 100,000
Additional discount on debt						100,000
Net proceeds from the convertible notes recognized as financing costs						$ 131,749
Description of short term debt						The convertible note requires quarterly interest payments with the principal due at maturity eighteen months from issuance and is convertible at $3.20 per share of common stock
Description of warrants						the Company issued 200,000 warrants to purchase shares of common stock exercisable at $0.85 per share
Fair value of warrants						$ 209,180
Warrants issued						200,000
Derivative liability values						$ 22,569